Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables	€ 13,184	€ 16,556
Receivables from joint ventures in exploration and production activities	1,365	1,645
Receivables from divestments	200	301
Other receivables	1,802	2,338
Total trade and other receivables, net of allowance for doubtful accounts	€ 16,551	€ 20,840